share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
share-based compensation
Details of share-based compensation expense

		2018			2017
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
Years ended December 31 (millions)	Note	expense	outflows	adjustment	expense	outflows	adjustment
Restricted stock units	(b)	$99	$(98)	$1	$83	$(67)	$16
Employee share purchase plan	(c)	37	(37)	—	37	(37)	—
Share option awards	(d)	5	—	5	1	—	1
		$141	$(135)	$6	$121	$(104)	$17

TELUS Corporation restricted stock units
share-based compensation
Disclosure of restricted stocks units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted stock units.

Number of non-vested restricted stock units as at December 31	2018	2017
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	3,037,881	3,327,464
Notional subset affected by total customer connections performance condition	155,639	154,452
	3,193,520	3,481,916
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	466,917	463,357
	3,660,437	3,945,273

The following table presents a summary of the activity related to TELUS Corporation restricted stock units without market performance conditions.

	2018			2017
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	stock units [1]		grant-date	stock units [1]		grant-date
Year ended December 31	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	3,481,916	—	$41.87	3,390,979	—	$41.71
Vested	—	32,848	$41.00	—	29,108	$38.09
Issued
Initial award	1,769,092	—	$45.72	1,825,688	—	$43.56
In lieu of dividends	208,503	359	$46.32	206,715	455	$43.98
Vested	(1,963,722)	1,963,722	$40.34	(1,766,680)	1,766,680	$43.73
Settled in cash	—	(1,933,546)	$40.08	—	(1,698,008)	$43.63
Forfeited and cancelled	(302,269)	—	$43.16	(174,786)	(65,387)	$42.88
Outstanding, end of period
Non-vested	3,193,520	—	$44.85	3,481,916	—	$41.87
Vested	—	63,383	$44.89	—	32,848	$41.00
1	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

With respect to certain issuances of TELUS Corporation restricted stock units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted stock units outstanding as at December 31, 2018, is set out in the following table.

	Number of		Number of	Total number of
	fixed-cost	Our fixed cost	variable-cost	non-vested
	restricted	per restricted	restricted stock	restricted stock
Vesting in years ending December 31	stock units	stock unit	units	units [1]
2019	1,439,418	$45.53	219,443	1,658,861
2020	1,369,272	$48.71	369,734	1,739,006
	2,808,690		589,177	3,397,867
1	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition vesting in the years ending December 31, 2019.

TELUS International (Cda) Inc. restricted stock units
share-based compensation
Disclosure of restricted stocks units

	2018					2017
	US$ denominated			Canadian $ denominated		US$ denominated				Canadian $ denominated
		Weighted			Weighted			Weighted		Number of	Weighted
	Number of	average		Number of	average	Number of restricted		average		restricted	average
	restricted	grant-date		restricted	grant-date	stock units		grant-date		stock units	grant-date
Year ended December 31	stock units	fair value		stock units	fair value	Non-vested	Vested	fair value			fair value
Outstanding, beginning of period
Non-vested	374,786	US$	24.45	—	$—	163,785	—	US$	21.90	—	$—
Vested	—	US$	—	32,299	$21.36	—	—	US$	—	32,299	$21.36
Issued – initial award	197,495	US$	28.07	—	$—	213,768	—	US$	26.40	—	$—
Vested	—	US$	—	—	$—	(208)	208	US$	24.10	—	$—
Exercised	—	US$	—	—	$—	—	(208)	US$	24.10	—	$—
Forfeited and cancelled	(10,569)	US$	26.28	—	$—	(2,559)	—	US$	24.10	—	$—
Outstanding, end of period
Non-vested	561,712	US$	25.68	—	$—	374,786	—	US$	24.45	—	$—
Vested	—	US$	—	32,299	$21.36	—	—	US$	—	32,299	$21.36

TELUS Corporation share options
share-based compensation
Disclosure of stock options

	2018		2017
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
Years ended December 31	options	option price	options	option price
Outstanding, beginning of period	740,471	$26.99	1,417,693	$24.49
Exercised [1]	(402,528)	$25.26	(652,926)	$21.90
Forfeited	(2,046)	$29.19	(3,908)	$27.56
Expired	(9,733)	$23.24	(20,388)	$16.31
Outstanding, end of period [2]	326,164	$29.22	740,471	$26.99
1

The total intrinsic value of share option awards exercised for the year ended December 31, 2018, was $8 million (2017 - $15 million), reflecting a weighted average price at the dates of exercise of $46.04 per share (2017 – $44.63 per share). The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

2	All outstanding TELUS Corporation share options are vested, their range of prices is $28.56 – $31.69 per share and their weighted average remaining contractual life is 0.4 years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

	2018					2017
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of	Weighted		Number of		Number of	Weighted		Number of
	share	average share		share	Share	share	average share		share	Share
Year ended December 31	options	option price [1]		options	option price [2]	options	option price [1]		options	option price [2]
Outstanding, beginning of period	748,626	US$	30.12	53,832	$21.36	573,354	US$	30.86	53,832	$21.36
Granted	111,281	US$	27.81	—	$—	175,272	US$	27.70	—	$—
Forfeited	(1,172)	US$	27.70	—	$—	—	US$	—	—	$—
Outstanding, end of period	858,735	US$	29.83	53,832	$21.36	748,626	US$	30.12	53,832	$21.36
1	The range of share option prices is US$21.90 – US$40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 8.4 years.
2	The weighted average remaining contractual life is 7.5 years.